CHANGES IN EQUITY - Calculation of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Equity
Income attributable to the equity holders of Ambev		R$ 14,457.9	R$ 12,671.0	R$ 11,379.4
Weighted average number of shares (non diluted)	[1]	15,741.9	15,736.9	15,733.1
Basic EPS	[2]	R$ 0.9184	R$ 0.8052	R$ 0.7233
Weighted average numbers of shares (diluted)		15,848.6	15,857.5	15,867.6
Diluted EPS	[2]	R$ 0.9123	R$ 0.7991	R$ 0.7171

[1]	Not including treasury shares.
[2]	Expressed in Brazilian Reais.